Cash from operations (Tables)	9 Months Ended
Sep. 30, 2026
Cash from operations
Schedule of cash flow from operations

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Reconciliation:
Income from continuing operations before taxation	90.1	217.5	233.1	409.5
Adjustments:
Loss from discontinued operations before taxation	(40.8)	(29.1)	(39.6)	(84.2)
Depreciation of property, plant and equipment	49.7	77.7	151.6	234.1
Amortization of intangible assets	4.9	27.3	15.0	49.3
Amortization of prepaid site rent	0.7	0.8	2.7	2.1
Net impairment loss of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.1	1.8	82.5	5.4
Net impairment reversal of withholding tax receivables (note 7)	(2.3)	(24.9)	(1.8)	(37.8)
Impairment loss/(reversal) of inventory	1.5	(0.2)	4.9	0.2
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(0.9)	0.6	(4.3)	(0.4)
Share-based payment and long-term employee benefit expenses	56.1	6.0	155.1	20.0
Net loss allowance on trade receivables	0.4	11.8	5.7	13.6
Net loss on disposal of subsidiaries before associated costs of disposal (note 20)	37.4	—	17.4	—
Finance income	(76.8)	(130.2)	(238.3)	(186.3)
Finance costs	115.3	101.7	339.7	330.3
Insurance claim income	(0.1)	(0.1)	(0.2)	(0.4)
Operating income before working capital changes	237.3	260.7	723.5	755.4

Changes in working capital
Increase in inventory	(36.8)	(0.4)	(42.2)	(10.5)
Decrease/(increase) in trade and other receivables	34.9	6.0	11.3	(25.1)
Increase/(decrease) in trade and other payables	11.3	(6.7)	1.1	10.9
Net movement in working capital	9.4	(1.1)	(29.8)	(24.7)

Cash from operations	246.7	259.6	693.7	730.7